Income Taxes - Schedule of Components of Deferred Tax Assets (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Components of Deferred Tax Assets [Abstract]
Property and equipment	$ (133,232)	$ (103,335)	$ 419,360
Fair value gain on other investment	143,862	111,579	102,069
Allowance for credit losses	94,739	73,480	831,665
Allowance for inventory obsolescence	83,113	64,462	109,374
Deferred tax assets	188,482	146,186	1,462,468
At Singapore tax rate of 17%	$ 32,042	$ 24,852	$ 248,620